Equity - Schedule of Aggregate Distributions (Details) - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Series A Preferred Stock
Class of Stock [Line Items]
Aggregate distributions declared, preferred stock (in USD per share)	$ 0	$ 31.2500
Stockholder servicing fee, preferred stock (in USD per share)	0	0
Net distributions declared, common stock (in USD per share)	0	31.2500
Class T Common Stock
Class of Stock [Line Items]
Aggregate distributions declared, common stock (in USD per share)	0.4076	0.5396
Stockholder servicing fee, common stock (in USD per share)	(0.0602)	(0.0797)
Net distributions declared, common stock (in USD per share)	0.3474	0.4599
Class S Common Stock
Class of Stock [Line Items]
Aggregate distributions declared, common stock (in USD per share)	0.4076	0.5396
Stockholder servicing fee, common stock (in USD per share)	(0.0602)	(0.0797)
Net distributions declared, common stock (in USD per share)	0.3474	0.4599
Class D Common Stock
Class of Stock [Line Items]
Aggregate distributions declared, common stock (in USD per share)	0.4076	0.5396
Stockholder servicing fee, common stock (in USD per share)	(0.0178)	(0.0235)
Net distributions declared, common stock (in USD per share)	0.3898	0.5161
Class I Common Stock
Class of Stock [Line Items]
Aggregate distributions declared, common stock (in USD per share)	0.4076	0.6698
Stockholder servicing fee, common stock (in USD per share)	0	0
Net distributions declared, common stock (in USD per share)	0.4076	0.6698
Class E Common Stock
Class of Stock [Line Items]
Aggregate distributions declared, common stock (in USD per share)	0.4076	0.6698
Stockholder servicing fee, common stock (in USD per share)	0	0
Net distributions declared, common stock (in USD per share)	0.4076	0.6698
Class N Common Stock
Class of Stock [Line Items]
Aggregate distributions declared, common stock (in USD per share)	0.4076	1.2598
Stockholder servicing fee, common stock (in USD per share)	0	0
Net distributions declared, common stock (in USD per share)	$ 0.4076	$ 1.2598